General (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Results of Discontinued Operations

The results of the discontinued operations including prior periods’ comparable results, assets and liabilities which have been retroactively included in discontinued operations as separate line items in the statements of operations and balance sheets, are presented below (the adoption of Topic 606 did not have a material impact on the results of the discontinued operations):

	Year ended December 31,
	2018	2017	2016

Revenues	$750	$1,729	$909
Cost of sales	(787)	(909)	(698)
Operating expenses	(208)	(310)	(197)
Operating income (loss)	(245)	510	14
Finance income (expenses), net	-	5	(1)

Net income (loss)	(245)	515	13

Loss from sale of subsidiary	(159)	-	-
Net income (loss) from discontinued operations	$(404)	$515	$13

Schedule of Major Classes of Assets and Liabilities Classified as Discontinued Operations

The major classes of assets and liabilities that were classified as discontinued operations were:

	Year ended December 31,
	2018	2017

Cash and cash equivalents	$526	$267
Trade receivables	555	1,200
Other accounts receivable and prepaid expenses	42	61
Inventories	401	940
Property, plant and equipment, net	-	319

Total assets of discontinued operations	1,524	2,787

Trade payables	55	4
Accrued expenses and other liabilities	311	324

Total liabilities of discontinued operations	$366	$328